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Virtus Seix Ultra-Short Bond Fund
Virtus Seix Ultra-Short Bond Fund
Investment Objective
The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 147 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 120 of the fund’s statement of additional information.

The Virtus Seix Ultra-Short Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Ultra-Short Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Seix Ultra-Short Bond Fund	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Ultra-Short Bond Fund		Class A	Class I
Management Fees		0.22%	0.22%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.39%
Total Annual Fund Operating Expenses		0.83%	0.61%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.18%)	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursements	[1]	0.65%	0.40%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.65% for Class A Shares and 0.40% for Class I Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Seix Ultra-Short Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	66	247	443	1,009
Class I	41	174	319	742

Expense Example No Redemption - Virtus Seix Ultra-Short Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	66	247	443	1,009
Class I	41	174	319	742

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration fixed income securities. These securities may include, but are not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable municipal debt securities and mortgage-backed and asset-backed securities. The fund’s investment in foreign issuers may at times be significant.

The fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to investment-grade securities with an effective duration of less than 5 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund. Such securities are sometimes referred to as “junk bonds.”

In addition, to implement its investment strategy, the fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as credit and interest rate risk.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Credit Risk.   If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

Mortgage-Backed and Asset-Backed Securities Risk.  Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

High-Yield Fixed Income Securities (Junk Bonds) Risk.  There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.

Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

Income Risk.  Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Municipal Securities Risk.  Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the fund to decrease in value, perhaps significantly.

Prepayment/Call Risk.  Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Unrated Fixed Income Securities Risk.  If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.

U.S. Government Securities Risk.  U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q1/2012	1.00%	Worst Quarter:	Q3/2011:	-0.43%	Year to Date (3/31/20):	-2.28%

Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus Seix Ultra-Short Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	2.84%	1.57%	1.42%
Class I | After Taxes on Distributions	1.84%	0.91%	0.88%
Class I | After Taxes on Distributions and Sale of Fund Shares	1.67%	0.91%	0.87%
Class A	2.58%			2.12%	Jul. 24, 2018
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	2.41%	1.15%	0.65%	2.36%	Jul. 24, 2018

The Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.